Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Aug. 21, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Impairment loss				¥ 81,372
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold	101,889,300
Number of shares sold value	¥ 159,966
Gain loss on litigation settlement			¥ 73,293
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		28.60%	28.80%
Equity method goodwill, remaining carrying value		¥ 60,572	¥ 61,310
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		36.10%	35.90%
Equity method goodwill, remaining carrying value		¥ 37,140	¥ 11,012
Impairment loss		¥ 47,661